Recent Accounting Guidance	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Recent Accounting Guidance
Recent Accounting Guidance

Note 8. Recent Accounting Guidance

ASU 2010-17

In April 2010, the FASB issued ASU 2010-17, "Revenue Recognition – Milestone Method," which provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. Research or development arrangements frequently include payment provisions whereby a portion or all of the consideration is contingent upon milestone events such as successful completion of phases in a drug study or achieving a specific result from the research or development efforts. An entity often recognizes these milestone payments as revenue in their entirety upon achieving the related milestone, commonly referred to as the milestone method. We adopted the amendments in ASU 2010-17 effective January 1, 2011 on a prospective basis. Our previous practices are consistent with the guidance in ASU 2010-17 and, in future research and development transactions, we will analyze the impact and, when the milestones are substantive, we will recognize them according to ASU 2010-17. Accordingly, the adoption of the provisions of ASU 2010-17 did not have any effect on our financial position, results of operations or cash flows.

15.	RECENT ACCOUNTING GUIDANCE:

Not Yet Adopted

ASU 2010-17

In April 2010, the FASB issued ASU 2010-17, "Revenue Recognition – Milestone Method," which provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. Research or development arrangements frequently include payment provisions whereby a portion or all of the consideration is contingent upon milestone events such as successful completion of phases in a drug study or achieving a specific result from the research or development efforts. An entity often recognizes these milestone payments as revenue in their entirety upon achieving the related milestone, commonly referred to as the milestone method. The amendments in ASU 2010-17 are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early adoption is permitted. While we are still analyzing the provisions of ASU 2010-17, we believe that our current practices are consistent with the guidance in ASU 2010-17 and, accordingly, we do not expect the adoption of the provisions of ASU 2010-17 to have any effect on our financial position, results of operations or cash flows.

ASU 2010-06

ASU 2010-06, "Improving Disclosures about Fair Value Measurements," requires new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into or out of Level 1 and Level 2 fair-value classifications. It also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value assets and liabilities. These disclosures are required for fiscal years beginning on or after December 15, 2009. The ASU also clarifies existing fair-value measurement disclosure guidance about the level of disaggregation, inputs and valuation techniques, which are required to be implemented in fiscal years beginning on or after December 15, 2010. Since the requirements of this ASU only relate to disclosure, the adoption of the guidance will not have any effect on our financial position, results of operations or cash flows.